Employee benefits	12 Months Ended
Dec. 31, 2021
Employee benefits
Employee benefits
Other
Defined pension postretirement
benefits benefits
Switzerland International International
($ in millions) 2021 2020 2021 2020 2021 2020
Benefit obligation at January 1, 3,870 4,308 5,527 7,878 98 110
Service cost 61 74 47 92 1 1
Interest cost (5) 6 72 111 2 3
Contributions by plan participants 36 72 8 12 — —
Benefit payments (130) (160) (207) (295) (9) (12)
Settlements (124) (101) (84) (2,542) — —
Benefit obligations of businesses acquired (divested) — (765) (46) (165) (11) (5)
Actuarial (gain) loss (140) 71 (15) 214 (8) 4
Plan amendments and other — — 13 (64) (2) (3)
Exchange rate differences (134) 365 (200) 286 — —
Benefit obligation at December 31,

3,434 3,870 5,115 5,527 71 98
Fair value of plan assets at January 1,

4,133 4,189 4,608 6,246 — —
Actual return on plan assets 279 191 197 375 — —
Contributions by employer 63 228 124 611 9 12
Contributions by plan participants 36 72 8 12 — —
Benefit payments (130) (160) (207) (295) (9) (12)
Settlements (124) (101) (84) (2,542) — —
Plan assets of businesses acquired (divested) — (664) (50) (82) — —
Plan amendments and other — — 14 62 — —
Exchange rate differences (144) 378 (147) 221 — —
Fair value of plan assets at December 31,

4,113 4,133 4,463 4,608 — —
Funded status — overfunded (underfunded) 679 263 (652) (919) (71) (98)
The amounts recognized in "Accumulated other comprehensive

loss" and "Noncontrolling interests" were:
Defined pension Other postretirement
benefits benefits
December 31, ($ in millions)

2021

2020

2019

2021

2020

2019

Net actuarial (loss) gain (1,540) (2,038) (2,782) 21 21 28
Prior service credit 72 75 59 7 11 13
Amount recognized in OCI
(1)

and NCI
(2)
(1,468) (1,963) (2,723) 28 32 41
Taxes

associated with amount recognized
in OCI and NCI 352 374 536 — — —
Amount recognized in OCI and NCI, net of tax (3) (1,116) (1,589) (2,187) 28 32 41
(1)

OCI represents

“Accumulated

other comprehensive

loss”.
(2)

NCI represents

“Noncontrolling

interests”.
(3)

NCI, net of

tax, amounted

to $
0

million,

$
(1)

million

and $
(1)

million

at December

31, 2021,

2020 and

2019.
In addition, the following amounts were recognized

in the Company's Consolidated Balance Sheets:
Defined pension Other postretirement
benefits benefits
Switzerland International International
December 31, ($ in millions) 2021 2020 2021 2020 2021 2020
Overfunded plans 683 267 208 92 — —
Underfunded plans — current — — (23) (22) (7) (9)
Underfunded plans — non-current (4) (4) (837) (989) (64) (89)
Funded status - overfunded (underfunded) 679 263 (652) (919) (71) (98)
December 31, ($ in millions) 2021 2020
Non-current assets
Overfunded pension plans 891 359
Other employee-related benefits 1 1
Pension and other employee benefits 892 360
December 31, ($ in millions) 2021 2020
Current liabilities
Underfunded pension plans (23) (22)
Underfunded other postretirement benefit plans (10) (9)
Other employee-related benefits (8) (11)
Pension and other employee benefits (41) (42)
December 31, ($ in millions) 2021 2020
Non-current liabilities
Underfunded pension plans (841) (993)
Underfunded other postretirement benefit plans (62) (89)
Other employee-related benefits (122) (149)
Pension and other employee benefits (1,025) (1,231)
PBO exceeds fair value of plan assets ABO exceeds fair value of plan assets
December 31, Switzerland International Switzerland International
($ in millions)

2021

2020

2021

2020

2021

2020

2021

2020

PBO 12 13 2,994 5,131 12 13 2,979 5,008
ABO 12 13 2,917 5,056 12 13 2,905 4,942
Fair value of plan assets 8 9 2,133 4,120 8 9 2,119 4,004
All of the Company's other postretirement benefit plans

are unfunded.
Components of net periodic benefit cost
Net periodic benefit cost consisted of the following:
Defined pension Other postretirement
benefits benefits
Switzerland International International
($ in millions) 2021 2020 2019 2021 2020 2019 2021 2020 2019
Operational pension cost:
Service cost 61 74 76 47 92 113 1 1 1
Operational pension cost 61 74 76 47 92 113 1 1 1
Non-operational pension cost (credit):
Interest cost (5) 6 15 72 111 174 2 3 4
Expected return on plan assets (116) (123) (112) (178) (253) (276) — — —
Amortization of prior service cost (credit) (9) (11) (14) (2) 2 2 (3) (2) (5)
Amortization of net actuarial loss — 7 — 67 109 108 (2) (3) (3)
Curtailments, settlements and special
termination benefits 1 6 11 7 644 27 — — (10)
Non-operational pension cost (credit) (129) (115) (100) (34) 613 35 (3) (2) (14)
Net periodic benefit cost (68) (41) (24) 13 705 148 (2) (1) (13)
The components of net periodic benefit cost other than

the service cost component are included in the line
Non-operational pension (cost) credit in the Consolidated

Income Statements. Net periodic benefit cost
includes $ 121

million and $
47

million in 2020 and 2019, respectively,

related to discontinued operations.

Assumptions
The following weighted-average assumptions were used

to determine benefit obligations:
Defined pension Other postretirement
benefits benefits
Switzerland International International
December 31, (in %) 2021 2020 2021 2020 2021 2020
Discount rate 0.2 — 2.1 1.6 2.6 2.1
Rate of compensation increase

— — 1.5 1.0 0.3 0.2
Rate of pension increase — — 1.7 1.4 — —
Cash balance interest credit rate 1.0 1.0 2.1 2.1 — —
For the Company’s significant benefit plans, the discount

rate used at each measurement date is set based
on a high-quality corporate bond yield curve (derived based

on bond universe information sourced from
reputable third-party index and data providers and rating agencies)

reflecting the timing, amount and currency
of the future expected benefit payments for the respective

plan. Consistent discount rates are used across all
plans in each currency zone, based on the duration of

the applicable plan(s) in that zone. For plans in the
other countries, the discount rate is based on high quality

corporate or government bond yields applicable in
the respective currency,

as appropriate at each measurement date with a duration

broadly consistent with the
respective plan’s obligations.
The following weighted-average assumptions were used

to determine the “Net periodic benefit cost”:
Defined pension Other postretirement
benefits benefits
Switzerland International International
(in %) 2021 2020 2019 2021 2020 2019 2021 2020 2019
Discount rate — 0.3 0.8 1.6 1.9 2.8 2.1 2.8 3.9
Expected long-term rate of return on plan
assets
3.0 3.0 3.0 4.0 4.3 4.9 — — —
Rate of compensation increase — — — 1.0 2.2 2.4 0.2 0.2 0.2
Cash balance interest credit rate 1.0 1.0 1.0 2.1 1.6 1.6 — — —
The “Expected long-term rate of return on plan assets”

is derived for each benefit plan by considering the
expected future long-term return assumption for each individual asset class.

A single long-term return
assumption is then derived for each plan based upon the

plan’s target asset allocation.
The Company maintains other postretirement benefit plans, which are generally contributory with participants’
contributions adjusted annually.

The assumptions used were:
December 31, 2021 2020
Health care cost trend rate assumed for next year 5.1% 5.9%
Rate to which the trend rate is assumed to decline (the ultimate trend rate) 4.5% 4.9%
Year that the rate reaches the ultimate trend rate 2026 2028
Plan assets
The Company has pension plans in various countries

with the majority of the Company’s pension liabilities
deriving from a limited number of these countries.
The pension plans are typically funded by regular contributions from employees and the Company.

These
plans are typically administered by boards of trustees

(which include Company representatives) whose
primary responsibilities include ensuring that the plans meet their liabilities through contributions and
investment returns. The boards of trustees have the responsibility for making key investment strategy
decisions within a risk-controlled framework.
The pension plan assets are invested in diversified portfolios that are managed by third-party asset
managers, in accordance with local statutory regulations,

pension plan rules and the respective plans’
investment guidelines, as approved by the boards of trustees.
Plan assets are generally segregated from those of the

Company and invested with the aim of meeting the
respective plans’ projected future pension liabilities. Plan assets are measured at fair value at the balance
sheet date.
The boards of trustees manage the assets of the pension plans in a risk-controlled manner and assess the
risks embedded in the pension plans through asset/liability

management studies. Asset/liability management
studies typically take place every three years. However,

the risks of the plans are monitored on an ongoing
basis.
The boards of trustees’ investment goal is to maximize

the long-term returns of plan assets within specified
risk parameters, while considering the future liabilities

and liquidity needs of the individual plans. Risk
measures taken into account include the funding ratio

of the plan, the likelihood of extraordinary cash
contributions being required, the risk embedded in each individual asset class, and the plan asset portfolio as
a whole.
The Company’s global pension asset allocation is the

result of the asset allocations of the individual plans,
which are set by the respective boards of trustees. The target asset allocation of the Company’s plans on a
weighted-average basis is as follows:
Target
(in %) Switzerland International
Asset class
Equity 15 15
Fixed income 54 72
Real estate 26 4
Other 5 9
Total 100 100
The actual asset allocations of the plans are in line with the target asset allocations.
Equity securities primarily include investments in large-cap and mid-cap publicly traded companies. Fixed
income assets primarily include corporate bonds of companies from diverse industries and government
bonds. Both fixed income and equity assets are invested either via funds or directly in segregated investment
mandates, and include an allocation to emerging markets.

Real estate consists primarily of investments in
real estate in Switzerland held in the Swiss plans. The “Other”

asset class includes investments in private
equity, hedge funds,

commodities, and cash, and reflects a variety of investment

strategies.
Based on the above global asset allocation and the fair

values of the plan assets, the expected long-term
return on assets at December 31, 2021, is 3.4

percent. The Company and the local boards of

trustees
regularly review the investment performance of the asset classes and individual asset managers. Due to the
diversified nature of the investments, the Company is

of the opinion that no significant concentration of risks
exists in its pension fund assets.
At December 31, 2021 and 2020, plan assets include ABB

Ltd’s shares (as well as an insignificant amount of
the Company’s debt instruments) with a total value

of $
8

million and $
8

million, respectively.
The fair values of the Company’s pension plan assets

by asset class are presented below.

For further
information on the fair value hierarchy and an overview

of the Company’s valuation techniques applied, see
the “Fair value measures” section of Note 2.
Not subject
Total
December 31, 2021 ($ in millions) Level 1 Level 2 to leveling (1) fair value
Asset class
Equity
Equity securities 124 1 125
Mutual funds/commingled funds 1,049 1,049
Emerging market mutual funds/commingled funds 218 218
Fixed income
Government and corporate securities 314 1,366 1,680
Government and corporate—mutual funds/commingled funds 3,121 3,121
Emerging market bonds—mutual funds/commingled funds 428 428
Real estate 1,326 1,326
Insurance contracts 74 74
Cash and short-term investments 75 158 233
Private equity 65 257 322
Total 513 6,480 1,583 8,576
Not subject Total
December 31, 2020 ($ in millions) Level 1 Level 2 to leveling (1) fair value
Asset class
Equity
Equity securities 180 5 185
Mutual funds/commingled funds 1,298 1,298
Emerging market mutual funds/commingled funds 243 243
Fixed income
Government and corporate securities 389 1,415 1,804
Government and corporate—mutual funds/commingled funds 2,876 2,876
Emerging market bonds—mutual funds/commingled funds 547 547
Real estate 1,289 1,289
Insurance contracts 50 50
Cash and short-term investments 103 190 293
Private equity 156 156
Hedge funds 1 1
Total 672 6,624 1,446 8,742
Amounts relate

to assets

measured

using the

NAV

practical

expedient

which are

not subject

to leveling
The Company applies accounting guidance related to the presentation of certain investments using the net
asset value (NAV)

practical expedient. This accounting guidance exempts

investments using this practical
expedient from categorization within the fair value hierarchy.

Investments measured at NAV

are primarily non
exchange-traded commingled or collective funds in private

equity and real estate where the fair value of the
underlying assets is determined by the investment manager.

Investments in private equity can never be
redeemed, but instead the funds will make distributions

through liquidation of the underlying assets. Total
unfunded commitments for the private equity funds were

approximately $
125

million and $
115

million at
December 31, 2021 and 2020, respectively.

The real estate funds are typically subject to a

lock-in period of
up to three years after subscribing. After this period, the

real estate funds typically offer a redemption

notice
of three to twelve months.
Contributions
Employer contributions were as follows:
Defined pension Other postretirement
benefits benefits
Switzerland International International
($ in millions) 2021 2020 2021 2020 2021 2020
Total

contributions to defined benefit pension
and other postretirement benefit plans 63 228 124 611 9 12
Of which, discretionary contributions to

defined benefit pension plans — 152 61 520 — —
The total contributions included non-cash contributions

totaling $
53

million and $
224

million, respectively,

for
2021 and 2020, of available-for-sale debt securities to

certain of the Company’s pension plans.
The Company expects to contribute approximately $ 108

million to its defined benefit pension plans in 2022.
Of these discretionary contributions, $ 5

million are expected to be non-cash contributions. The

Company
expects to contribute approximately $ 7

million to its other postretirement benefit plans in 2022.
The Company also contributes to a number of defined contribution plans. The aggregate expense for these
plans in continuing operations was $ 278

million, $
205

million and $
190

million in 2021, 2020 and 2019,
respectively. Contributions

to multi-employer plans were not significant in 2021, 2020

and 2019.

Estimated future benefit payments
The expected future cash flows to be paid by the Company’s

plans in respect of pension and other
postretirement benefit plans at December 31, 2021, are

as follows:
Defined pension Other postretirement
benefits benefits
($ in millions) Switzerland International International
2022 256 265 7
2023 241 257 7
2024 226 255 6
2025 220 256 6
2026 213 259 5
Years 2027 - 2031 977 1,299 22
Note 17
Employee benefits
The Company operates defined benefit pension plans,

defined contribution pension plans, and termination
indemnity plans, in accordance with local regulations and

practices. At December 31, 2021, the Company’s
most significant defined benefit pension plans are in Switzerland as well as in Germany,

the United Kingdom,
and the United States. These plans cover a large portion of

the Company’s employees and provide benefits
to employees in the event of death, disability,

retirement, or termination of employment. Certain of these
plans are multi
‑
employer plans. The Company also operates other postretirement benefit plans including
postretirement health care benefits and other employee
‑
related benefits for active employees including
long
‑
service award plans. The measurement date used

for the Company’s employee benefit plans is
December 31. The funding policies of the Company’s

plans are consistent with local government and tax
requirements.
During 2020, the Company took steps to transfer the defined

benefit pension risks in
three

International
countries to external financial institutions. Two

of these plans were settled entirely for accounting purposes while the third plan involved the settlement of specific obligations for certain former employees. In connection
with these transactions, the Company made net payments of

$
309

million and recorded non-operational
pension charges of $ 520

million which were included in net periodic benefit cost

as curtailments, settlements
and special termination benefits. The Company also made cash payments of $
143

million and recorded non-
operational pension charges of $ 101

million in 2020 for the settlement of pension obligations

in discontinued
operations.
The Company recognizes in its Consolidated Balance Sheets

the funded status of its defined benefit pension
plans, postretirement plans and other employee
‑
related benefits measured as the difference between

the fair
value of the plan assets and the benefit obligation.
Unless otherwise indicated, the following tables include amounts relating to both continuing and discontinued
operations.
Obligations and funded status of the plans
The change in benefit obligation, change in fair value of

plan assets, and funded status recognized in the
Consolidated Balance Sheets were as follows: